Acquisitions and Disposals - Summary of Balance Sheet Impact on Acquisition Date (Details) € in Thousands	12 Months Ended
	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 25, 2019 CAD ($)	Mar. 25, 2019 EUR (€)	Dec. 06, 2018 CAD ($)	Nov. 23, 2018 CAD ($)	Sep. 05, 2018 CAD ($)	Aug. 03, 2018 CAD ($)	Jul. 05, 2018 CAD ($)	Jul. 01, 2018 CAD ($)	May 30, 2018 CAD ($)	Sep. 06, 2017 CAD ($)	May 01, 2017 CAD ($)
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 16,890,000
Other current assets	28,174,000
Property, plant and equipment	52,351,000
Investments	9,767,000
Goodwill	1,232,468,000
Accounts payable and accrued liabilities	(14,008,000)
Debt and other liabilities	(39,269,000)
Deferred tax liability	(55,918,000)
Net assets	1,602,076,000
Net assets acquired	1,602,076,000
Consideration paid in cash	397,372,000
Consideration paid in shares	948,341,000
Gain on fair value of previously held equity interest	62,682,000
Replacement options	21,736,000
Replacement warrants	30,611,000
Other consideration	949,000
Contingent consideration	140,385,000
Total consideration	1,602,076,000
Net cash outflow	380,482,000
Brands
Disclosure Of Business Combinations [Line Items]
Intangible assets	55,463,000
Distribution Channel
Disclosure Of Business Combinations [Line Items]
Intangible assets	3,143,000
Operating Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets	158,592,000
Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets	153,716,000
Software and Domain Names
Disclosure Of Business Combinations [Line Items]
Intangible assets	707,000
D C L Acquisition
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	496,000
Goodwill	2,716,000
Accounts payable and accrued liabilities	(573,000)
Deferred tax liability	(2,716,000)										$ 2,716,000
Net assets	27,302,000
Net assets acquired	27,302,000
Consideration paid in cash	500,000										500,000
Consideration paid in shares	24,702,000										24,702,000
Contingent consideration	2,100,000										2,100,000
Total consideration	27,302,000										27,302,000
Net cash outflow	4,000
D C L Acquisition | Operating Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets	27,379,000										$ 27,379,000
Spectrum Colombia Acquisition
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	3,000
Other current assets	13,000
Property, plant and equipment	1,351,000
Goodwill	14,002,000
Accounts payable and accrued liabilities	(53,000)
Debt and other liabilities	(5,258,000)
Deferred tax liability	(14,002,000)								$ 14,002,000
Net assets	46,119,000
Net assets acquired	46,119,000
Consideration paid in shares	46,119,000								46,119,000
Total consideration	46,119,000
Net cash outflow	(3,000)
Spectrum Colombia Acquisition | Operating Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets	50,063,000								$ 50,063,000
C H I Acquisition
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	8,369,000
Other current assets	177,000
Property, plant and equipment	121,000
Investments	8,563,000
Goodwill	137,445,000
Accounts payable and accrued liabilities	(954,000)
Deferred tax liability	(4,806,000)							$ 4,806,000
Net assets	168,915,000
Net assets acquired	168,915,000
Consideration paid in shares	98,034,000							98,034,000
Gain on fair value of previously held equity interest	62,682,000							62,682,000
Replacement options	8,199,000							8,199,000
Total consideration	168,915,000
Net cash outflow	(8,369,000)
C H I Acquisition | Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets	20,000,000							$ 20,000,000
Hiku Acquisition
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	4,089,000
Other current assets	6,327,000
Property, plant and equipment	15,846,000
Investments	1,204,000
Goodwill	539,331,000
Accounts payable and accrued liabilities	(3,691,000)
Debt and other liabilities	(1,954,000)
Deferred tax liability	(14,598,000)						$ 14,598,000
Net assets	600,957,000
Net assets acquired	600,957,000
Consideration paid in cash	11,994,000						11,994,000
Consideration paid in shares	543,866,000						543,866,000
Replacement options	13,537,000
Replacement warrants	30,611,000
Other consideration	949,000						949,000
Total consideration	600,957,000
Net cash outflow	7,905,000
Hiku Acquisition | Brands
Disclosure Of Business Combinations [Line Items]
Intangible assets	17,000,000						17,000,000
Hiku Acquisition | Operating Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets	37,300,000						$ 37,300,000
Hiku Acquisition | Software and Domain Names
Disclosure Of Business Combinations [Line Items]
Intangible assets	103,000
Ebbu Acquisition
Disclosure Of Business Combinations [Line Items]
Other current assets	138,000
Property, plant and equipment	1,821,000
Goodwill	327,013,000
Debt and other liabilities	(665,000)
Deferred tax liability	(13,731,000)
Net assets	366,176,000
Net assets acquired	366,176,000
Consideration paid in cash	16,060,000
Consideration paid in shares	234,052,000
Contingent consideration	116,064,000
Total consideration	366,176,000
Net cash outflow	16,060,000
Ebbu Acquisition | Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets	51,600,000
POS
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	2,908,000
Other current assets	12,992,000
Property, plant and equipment	9,541,000
Intangible assets										$ 23,300,000
Goodwill	93,248,000
Accounts payable and accrued liabilities	(4,172,000)
Debt and other liabilities	(3,145,000)
Deferred tax liability	(6,042,000)					$ 6,042,000
Net assets	128,958,000
Net assets acquired	128,958,000
Consideration paid in cash	128,958,000
Total consideration	128,958,000
Net cash outflow	126,050,000
POS | Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets	23,300,000
POS | Software and Domain Names
Disclosure Of Business Combinations [Line Items]
Intangible assets	328,000
S&B
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	1,056,000
Other current assets	8,363,000
Property, plant and equipment	23,609,000
Goodwill	117,175,000
Accounts payable and accrued liabilities	(4,490,000)
Debt and other liabilities	(28,247,000)
Deferred tax liability	(23,000)
Net assets	218,141,000
Net assets acquired	218,141,000
Consideration paid in cash	203,786,000				$ 203,786,000
Contingent consideration	14,355,000
Total consideration	218,141,000
Net cash outflow	202,730,000
S&B | Brands
Disclosure Of Business Combinations [Line Items]
Intangible assets	38,463,000
S&B | Distribution Channel
Disclosure Of Business Combinations [Line Items]
Intangible assets	3,143,000
S&B | Intellectual Property
Disclosure Of Business Combinations [Line Items]
Intangible assets	58,816,000
S&B | Software and Domain Names
Disclosure Of Business Combinations [Line Items]
Intangible assets	276,000
Cafina
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	6,000
Other current assets	81,000
Property, plant and equipment	62,000
Accounts payable and accrued liabilities	(59,000)
Net assets	43,940,000
Net assets acquired	43,940,000
Consideration paid in cash	36,074,000		$ 36,074,000
Contingent consideration	7,866,000		7,866,000	€ 6,000
Total consideration	43,940,000		$ 43,940,000
Net cash outflow	36,068,000
Cafina | Operating Licenses
Disclosure Of Business Combinations [Line Items]
Intangible assets	43,850,000
Other
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	37,000
Other current assets	83,000
Goodwill	1,538,000
Accounts payable and accrued liabilities	(16,000)
Net assets	1,568,000
Net assets acquired	1,568,000
Consideration paid in shares	1,568,000
Total consideration	1,568,000
Net cash outflow	$ 37,000
R Trees
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		$ 59,000
Property, plant and equipment		1,446,000
Goodwill		29,736,000
Accounts payable and accrued liabilities		(336,000)
Net assets		30,927,000
Net assets acquired		30,927,000
Consideration paid in cash		450,000
Consideration paid in shares		6,381,000
Other consideration		2,382,000
Contingent consideration		21,714,000											$ 21,714,000
Total consideration		30,927,000											$ 30,927,000
Net cash outflow		391,000
Amounts receivable		16,000
Prepaids and other assets		6,000
Tweed JA
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		125,000
Property, plant and equipment		182,000
Goodwill		1,835,000
Accounts payable and accrued liabilities		(29,000)
Net assets		5,782,000
Non-controlling interests		(2,013,000)
Net assets acquired		3,769,000
Consideration paid in cash		100,000
Total consideration		3,769,000										$ 3,769,000
Net cash outflow		(25,000)
Subscription receivable		3,669,000
Future cash consideration		3,669,000
Spectrum Denmark
Disclosure Of Business Combinations [Line Items]
Property, plant and equipment		3,990,000
Debt and other liabilities		(297,000)
Net assets		3,866,000
Net assets acquired		3,866,000
Consideration paid in cash		3,228,000
Total consideration		3,228,000
Net cash outflow		3,228,000
Inventory and Biological Assets		173,000
Vert Mirabel
Disclosure Of Business Combinations [Line Items]
Goodwill		5,625,000
Net assets		5,625,000
Non-controlling interests		(2,839,000)
Net assets acquired		2,786,000
Other consideration		3,750,000
Total consideration		3,750,000
Other Acquisitions
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		7,000
Property, plant and equipment		468,000
Goodwill		1,562,000
Accounts payable and accrued liabilities		(143,000)
Net assets		2,015,000
Net assets acquired		2,015,000
Consideration paid in cash		166,000
Consideration paid in shares		1,850,000
Total consideration		2,016,000
Net cash outflow		159,000
Amounts receivable		14,000
Prepaids and other assets		$ 107,000